Derivatives - Offsetting Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 69	$ 43
Net Amount of Derivative Liabilities	32	23
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	64	36
Gross Amount of Eligible Offsetting Recognized Derivative Assets	37	20
Net Amount of Derivative Liabilities	27	16
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	5	7
Net Amount of Derivative Liabilities	$ 5	$ 7